Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., UBS AG, and UBS Securities LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the NCMF Trust 2022-MFP, Commercial Mortgage Pass-Through Certificates, Series 2022-MFP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 12 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of March 8, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 11, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-MFP Accounting Tape Final.xlsx (provided on March 11, 2022).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
●	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the SOFR cap counterparty rating.

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●	The phrase “Closing Statement” refers to the signed payment statement detailing the sources and uses of the loan proceeds on the settlement date, as contained in the Loan File.
●	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
●	The phrase “Interest Rate Cap Agreement” refers to a draft or final interest rate cap agreement.
●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
●	The phrase “Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement.
●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and rent roll schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From March 3, 2022 through March 11, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of

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an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

March 11, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
1	Property Name	None - Company Provided	None
2	Address	Appraisal Report	None
3	City	Appraisal Report	None
4	State	Appraisal Report	None
5	Zip	Appraisal Report	None
6	Prop. Type	Appraisal Report	None
7	Prop Sub-Type	Appraisal Report	None
8	Costar Market	Appraisal Report	None
9	Costar Submarket	Appraisal Report	None
10	Year Built	Appraisal Report	None
11	Year Renovated	Appraisal Report	None
12	Total Units	Underwriting File	None
13	Average Unit SF	Recalculation	None
14	Total Multifamily SF	Underwriting File	None
15	Mortgage Loan Original Balance	Loan Agreement	None
16	Mortgage Loan Cut-off Date Balance	Recalculation	None
17	Mortgage Loan Cut-off Date Balance per Unit	Recalculation	None
18	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
19	Mortgage Loan Maturity Balance	Recalculation	None
20	Mezzanine Loan Original Balance	Mezzanine Loan Agreement	None
21	Mezzanine Loan Cut-off Date Balance	Recalculation	None
22	Mezzanine Loan Maturity Balance	Recalculation	None
23	Total Debt Original Balance	Recalculation	None
24	Total Debt Cut-off Date Balance	Recalculation	None
25	Total Debt Cut-off Date Balance per Unit	Recalculation	None
26	Total Debt Maturity Balance	Recalculation	None
27	Most Recent Occupancy	Underwriting File	None
28	Most Recent Occupancy As-Of Date	Underwriting File	None
29	Individual As-Is Appraised Value Date	Appraisal Report	None
30	Individual As-Is Appraised Value	Appraisal Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
31	Individual As-Is Appraised Value per Unit	Recalculation	None
32	Portfolio Appraised Value Date	Appraisal Report	None
33	Portfolio Appraised Value	Appraisal Report	None
34	Portfolio Appraised Value per Unit	Recalculation	None
35	Origination Date	Loan Agreement	None
36	Mortgage Loan Margin	None - Company Provided	None
37	Admin Fee Rate	Fee Schedule	None
38	Mezzanine Margin	None - Company Provided	None
39	Total Debt Margin	Recalculation	None
40	Mortgage Loan Index	Loan Agreement	None
41	Assumed SOFR	None - Company Provided	None
42	SOFR Floor	Loan Agreement	None
43	SOFR Cap Strike Price	None - Company Provided	None
44	SOFR Cap Strike Price (after Extension)	Loan Agreement	None
45	SOFR Rounding Methodology	Loan Agreement	None
46	SOFR Lookback Days	Loan Agreement	None
47	SOFR Cap Expiration Date	None - Company Provided	None
48	SOFR Cap Counterparty	None - Company Provided	None
49	SOFR Cap Counterparty Guarantor	None - Company Provided	None
50	SOFR Cap Counterparty Guarantor Rating (S&P/Moody's)	None - Company Provided	None
51	Interest Accrual Basis	Loan Agreement	None
52	Amort Type	Loan Agreement	None
53	Mortgage Loan Interest Rate (at SOFR)	Recalculation	None
54	Mezzanine Loan Interest Rate (at SOFR)	Recalculation	None
55	Total Debt Interest Rate (at SOFR)	Recalculation	None
56	Mortgage Loan Interest Rate (at Cap)	Recalculation	None
57	Mezzanine Loan Interest Rate (at Cap)	Recalculation	None
58	Total Debt Interest Rate (at Cap)	Recalculation	None
59	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
60	Mortgage Loan Annual Debt Service Payment	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
61	Mezzanine Loan Monthly Debt Service Payment	Recalculation	None
62	Mezzanine Loan Annual Debt Service Payment	Recalculation	None
63	Total Debt Monthly Debt Service Payment	Recalculation	None
64	Total Debt Annual Debt Service Payment	Recalculation	None
65	Mortgage Loan Monthly Debt Service Payment (at Cap)	Recalculation	None
66	Mortgage Loan Annual Debt Service Payment (at Cap)	Recalculation	None
67	Mezzanine Loan Monthly Debt Service Payment (at Cap)	Recalculation	None
68	Mezzanine Loan Annual Debt Service Payment (at Cap)	Recalculation	None
69	Total Debt Monthly Debt Service Payment (at Cap)	Recalculation	None
70	Total Debt Annual Debt Service Payment (at Cap)	Recalculation	None
71	Payment Due Date	Loan Agreement	None
72	Grace Period (Late Payment)	Loan Agreement	None
73	Grace Period (Default)	Loan Agreement	None
74	Interest Accrual (Start)	Loan Agreement	None
75	Interest Accrual (End)	Loan Agreement	None
76	First Loan Payment Date	Loan Agreement	None
77	Seasoning	Recalculation	None
78	Initial Original Term to Maturity (Months)	Recalculation	None
79	Initial Remaining Term to Maturity (Months)	Recalculation	None
80	Original Amortization Term (Months)	Not Applicable	None
81	Remaining Amortization Term (Months)	Not Applicable	None
82	Original IO Term (Months)	Recalculation	None
83	Remaining IO Term (Months)	Recalculation	None
84	Initial Maturity Date	Loan Agreement	None
85	Extension Options	Loan Agreement	None
86	Extension Spread Increase Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
87	Extension Test Description	Loan Agreement	None
88	Extension Fee Description	Loan Agreement	None
89	Fully Extended Original Term to Maturity (Months)	Recalculation	None
90	Fully Extended Remaining Term to Maturity (Months)	Recalculation	None
91	Fully Extended Maturity Date	Loan Agreement	None
92	Lockbox	Loan Agreement	None
93	Cash Management Type	Loan Agreement	None
94	Cash Management Trigger	Loan Agreement	None
95	Prepayment Provision	Loan Agreement	None
96	Lockout Expiration Date	Loan Agreement	None
97	Lockout Period	Recalculation	None
98	Spread Maintenance Begin Date	Loan Agreement	None
99	Spread Maintenance End Date	Loan Agreement	None
100	Spread Maintenance Period	Recalculation	None
101	Open Period Begin Date	Loan Agreement	None
102	Open Period	Recalculation	None
103	Partially Prepayable without Penalty?	Loan Agreement	None
104	Partially Prepayable without Penalty Description	Loan Agreement	None
105	Partial Release Allowed?	Loan Agreement	None
106	Partial Release Description	Loan Agreement	None
107	Assumption Fee	Loan Agreement	None
108	Portfolio Mortgage Loan Cut-off Date LTV	Recalculation	None
109	Portfolio Mortgage Loan Balloon LTV	Recalculation	None
110	Property Mortgage Loan Cut-off Date LTV	Recalculation	None
111	Property Mortgage Loan Balloon LTV	Recalculation	None
112	Mortgage Loan UW NOI Debt Yield	Recalculation	None
113	Mortgage Loan UW NCF Debt Yield	Recalculation	None
114	Mortgage Loan UW NOI DSCR	Recalculation	None
115	Mortgage Loan UW NCF DSCR	Recalculation	None
116	Mortgage Loan UW NOI DSCR (at Cap)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
117	Mortgage Loan UW NCF DSCR (at Cap)	Recalculation	None
118	Portfolio Total Debt Cut-off Date LTV	Recalculation	None
119	Portfolio Total Debt Balloon LTV	Recalculation	None
120	Property Total Debt Cut-off Date LTV	Recalculation	None
121	Property Total Debt Balloon LTV	Recalculation	None
122	Total Debt UW NOI Debt Yield	Recalculation	None
123	Total Debt UW NCF Debt Yield	Recalculation	None
124	Total Debt UW NOI DSCR	Recalculation	None
125	Total Debt UW NCF DSCR	Recalculation	None
126	Total Debt UW NOI DSCR (at Cap)	Recalculation	None
127	Total Debt UW NCF DSCR (at Cap)	Recalculation	None
128	Initial Tax Escrow	None - Company Provided	None
129	Ongoing Tax Escrow Monthly	Loan Agreement	None
130	Tax Escrow Springing Conditions	Loan Agreement	None
131	Initial Insurance Escrow	None - Company Provided	None
132	Ongoing Insurance Escrow Monthly	Loan Agreement	None
133	Insurance Escrow Springing Conditions	Loan Agreement	None
134	Initial Immediate Repairs Escrow	Loan Agreement	None
135	Initial CapEx Escrow	Loan Agreement	None
136	Ongoing CapEx Escrow Monthly	Loan Agreement	None
137	CapEx Escrow Springing Conditions	Loan Agreement	None
138	Ongoing CapEx Escrow Cap	Loan Agreement	None
139	Initial Other Escrow	Loan Agreement	None
140	Ongoing Other Escrow Monthly	Loan Agreement	None
141	Other Escrow Description	Loan Agreement	None
142	Year End 2019 GPR	Underwriting File	$1.00
143	Year End 2019 Vacancy	Underwriting File	$1.00
144	Year End 2019 EGI	Underwriting File	$1.00
145	Year End 2019 Expenses	Underwriting File	$1.00
146	Year End 2019 NOI	Underwriting File	$1.00
147	Year End 2020 GPR	Underwriting File	$1.00
148	Year End 2020 Vacancy	Underwriting File	$1.00
149	Year End 2020 EGI	Underwriting File	$1.00
150	Year End 2020 Expenses	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
151	Year End 2020 NOI	Underwriting File	$1.00
152	Year End 2021 GPR	Underwriting File	$1.00
153	Year End 2021 Vacancy	Underwriting File	$1.00
154	Year End 2021 EGI	Underwriting File	$1.00
155	Year End 2021 Expenses	Underwriting File	$1.00
156	Year End 2021 NOI	Underwriting File	$1.00
157	T-6 December 2021 Annualized GPR	Underwriting File	$1.00
158	T-6 December 2021 Annualized Vacancy	Underwriting File	$1.00
159	T-6 December 2021 Annualized EGI	Underwriting File	$1.00
160	T-6 December 2021 Annualized Expenses	Underwriting File	$1.00
161	T-6 December 2021 Annualized NOI	Underwriting File	$1.00
162	T-3 December 2021 Annualized GPR	Underwriting File	$1.00
163	T-3 December 2021 Annualized Vacancy	Underwriting File	$1.00
164	T-3 December 2021 Annualized EGI	Underwriting File	$1.00
165	T-3 December 2021 Annualized Expenses	Underwriting File	$1.00
166	T-3 December 2021 Annualized NOI	Underwriting File	$1.00
167	Borrower Budget GPR	Underwriting File	$1.00
168	Borrower Budget Vacancy	Underwriting File	$1.00
169	Borrower Budget EGI	Underwriting File	$1.00
170	Borrower Budget Expenses	Underwriting File	$1.00
171	Borrower Budget NOI	Underwriting File	$1.00
172	Lender UW GPR	Underwriting File	$1.00
173	Lender UW Vacancy	Underwriting File	$1.00
174	Lender UW EGI	Underwriting File	$1.00
175	Lender UW Expenses	Underwriting File	$1.00
176	Lender UW NOI	Underwriting File	$1.00
177	Lender UW Replacement Reserves	Underwriting File	$1.00
178	Lender UW NCF	Underwriting File	$1.00
179	Engineering Report Date	Engineering Report	None
180	Environmental Phase I Report Date	Environmental Report	None
181	Environmental Phase II	Environmental Report	None
182	Environmental Phase II Report Date	Environmental Report	None
183	PML or SEL (%)	Seismic Report	None
184	Seismic Report Date	Seismic Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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NCMF 2022-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
185	Earthquake Insurance Required	Loan Agreement	None
186	Terrorism Insurance Required	Loan Agreement	None
187	Environmental Insurance Required	Loan Agreement	None
188	Blanket Insurance Policy	Loan Agreement	None
189	Additional Debt	Loan Agreement	None
190	Additional Debt Description	Loan Agreement	None
191	Future Debt Permited	Loan Agreement	None
192	Future Debt Description	Loan Agreement	None
193	Loan Purpose	None - Company Provided	None
194	Borrower Name	None - Company Provided	None
195	Sponsor Name	None - Company Provided	None
196	Carve-out Guarantor	Loan Agreement	None
197	Property Manager	Loan Agreement	None

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NCMF 2022-MFP	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
13	Average Unit SF	Quotient of (i) Total Multifamily SF and (ii) Total Units.
16	Mortgage Loan Cut-off Date Balance	Set equal to Mortgage Loan Original Balance.
17	Mortgage Loan Cut-off Date Balance per Unit	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total Units
18	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate sum of Mortgage Loan Cut-off Date Balance.
19	Mortgage Loan Maturity Balance	Set equal to Mortgage Loan Cut-off Date Balance.
21	Mezzanine Loan Cut-off Date Balance	Set equal to Mezzanine Loan Original Balance.
22	Mezzanine Loan Maturity Balance	Set equal to Mezzanine Cut-Off Date Balance.
23	Total Debt Original Balance	Sum of (i) Mortgage Loan Original Balance and (ii) Mezzanine Loan Original Balance.
24	Total Debt Cut-off Date Balance	Set equal to Total Debt Original Balance.
25	Total Debt Cut-off Date Balance per Unit	Quotient of (i) Total Debt Cut-off Date Balance and (ii) Total Units.
26	Total Debt Maturity Balance	Set equal to Total Debt Cut-off Date Balance.
31	Individual As-Is Appraised Value per Unit	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
34	Portfolio Appraised Value per Unit	Quotient of (i) Portfolio Appraised Value and (ii) Total Units.
39	Total Debt Margin	Quotient of (i) the sum of the products of (a) Mortgage Loan Margin and Mortgage Loan Cut-Off Date Balance and (b) Mezzanine Margin and Mezzanine Loan Cut-Off Date Balance and (ii) Total Debt Cut-Off Date Balance.
53	Mortgage Loan Interest Rate (at SOFR)	Sum of (i) Mortgage Loan Margin and (ii) Assumed SOFR.
54	Mezzanine Loan Interest Rate (at SOFR)	Sum of (i) Mezzanine Margin and (ii) Assumed SOFR.
55	Total Debt Interest Rate (at SOFR)	Sum of (i) Total Debt Margin and (ii) Assumed SOFR.
56	Mortgage Loan Interest Rate (at Cap)	Sum of (i) Mortgage Loan Margin and (ii) SOFR Cap Strike Price

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NCMF 2022-MFP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
57	Mezzanine Loan Interest Rate (at Cap)	Sum of (i) Mezzanine Margin and (ii) SOFR Cap Strike Price
58	Total Debt Interest Rate (at Cap)	Sum of (i) Total Debt Margin and (ii) SOFR Cap Strike Price
59	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance and (b) Mortgage Loan Interest Rate (at SOFR) and (c) the Interest Accrual Method (365/360) and (ii) 12
60	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Monthly Debt Service Payment ($) and (ii) 12.
61	Mezzanine Loan Monthly Debt Service Payment	Quotient of (i) Product of (a) Mezzanine Loan Cut-off Date Balance and (b) Mezzanine Loan Interest Rate (at SOFR) and (c) the Interest Accrual Method (365/360) and (ii) 12
62	Mezzanine Loan Annual Debt Service Payment	Product of (i) Mezzanine Loan Monthly Debt Service Payment ($) and (ii) 12.
63	Total Debt Monthly Debt Service Payment	Sum of (i) Mortgage Loan Monthly Debt Service Payment and (ii) Mezzanine Loan Monthly Debt Service Payment.
64	Total Debt Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment and (ii) Mezzanine Loan Annual Debt Service Payment.
65	Mortgage Loan Monthly Debt Service Payment (at Cap)	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance and (b) Mortgage Loan Interest Rate (at Cap) and (c) the Interest Accrual Method (365/360) and (ii) 12
66	Mortgage Loan Annual Debt Service Payment (at Cap)	Product of (i) Mortgage Loan Monthly Debt Service Payment (at Cap) and (ii) 12.
67	Mezzanine Loan Monthly Debt Service Payment (at Cap)	Quotient of (i) Product of (a) Mezzanine Loan Cut-off Date Balance and (b) Mezzanine Loan Interest Rate (at Cap) and (c) the Interest Accrual Method (365/360) and (ii) 12
68	Mezzanine Loan Annual Debt Service Payment (at Cap)	Product of (i) Mezzanine Loan Monthly Debt Service Payment (at Cap) and (ii) 12.
69	Total Debt Monthly Debt Service Payment (at Cap)	Sum of (i) Mortgage Loan Monthly Debt Service Payment (at Cap) and (ii) Mezzanine Loan Monthly Debt Service Payment (at Cap).

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NCMF 2022-MFP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
70	Total Debt Annual Debt Service Payment (at Cap)	Sum of (i) Mortgage Loan Annual Debt Service Payment (at Cap) and (ii) Mezzanine Loan Annual Debt Service Payment (at Cap).
77	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date and (ii) Cut-off Date.
78	Initial Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date and (ii) Initial Maturity Date.
79	Initial Remaining Term to Maturity (Months)	Difference between (i) Initial Original Term to Maturity (Months) and (ii) Seasoning.
82	Original IO Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date and (ii) Initial Maturity Date.
83	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
89	Fully Extended Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date and (ii) Fully Extended Maturity Date.
90	Fully Extended Remaining Term to Maturity (Months)	Difference between (i) Fully Extended Maturity Date (Months) and (ii) Seasoning.
97	Lockout Period	Count of the number of monthly payment dates from, and inclusive of (i) Lockout Expiration Date and (ii) Initial Maturity Date.
100	Spread Maintenance Period	Count of the number of monthly payment dates from, and inclusive of (i) Spread Maintenance Begin Date and (ii) Spread Maintenance End Date.
102	Open Period	Count of the number of monthly payment dates from, and inclusive of (i) Open Period Begin Date and (ii) Initial Maturity Date.
108	Portfolio Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
109	Portfolio Mortgage Loan Balloon LTV	Set equal to Portfolio Mortgage Loan Cut-off Date LTV.
110	Property Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

NCMF 2022-MFP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
111	Property Mortgage Loan Balloon LTV	Set equal to Property Mortgage Loan Cut-off Date LTV.
112	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Lender UW NOI and (ii) Mortgage Loan Cut-off Date Balance.
113	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Lender UW NCF and (ii) Mortgage Loan Cut-off Date Balance.
114	Mortgage Loan UW NOI DSCR	Quotient of (i) Lender UW NOI and (ii) Mortgage Loan Annual Debt Service Payment.
115	Mortgage Loan UW NCF DSCR	Quotient of (i) Lender UW NCF and (ii) Mortgage Loan Annual Debt Service Payment.
116	Mortgage Loan UW NOI DSCR (at Cap)	Quotient of (i) Lender UW NOI and (ii) Mortgage Loan Annual Debt Service Payment (at Cap).
117	Mortgage Loan UW NCF DSCR (at Cap)	Quotient of (i) Lender UW NCF and (ii) Mortgage Loan Annual Debt Service Payment (at Cap).
118	Portfolio Total Debt Cut-off Date LTV	Quotient of (i) Total Debt Cut-off Date Balance and (ii) Portfolio Appraised Value.
119	Portfolio Total Debt Balloon LTV	Set equal to Portfolio Total Debt Cut-off Date LTV.
120	Property Total Debt Cut-off Date LTV	Quotient of (i) Total Debt Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
121	Property Total Debt Balloon LTV	Set equal to Property Total Debt Cut-off Date LTV.
122	Total Debt UW NOI Debt Yield	Quotient of (i) Lender UW NOI and (ii) Total Debt Cut-off Date Balance.
123	Total Debt UW NCF Debt Yield	Quotient of (i) Lender UW NCF and (ii) Total Debt Cut-off Date Balance.
124	Total Debt UW NOI DSCR	Quotient of (i) Lender UW NOI and (ii) Total Debt Annual Debt Service Payment.
125	Total Debt UW NCF DSCR	Quotient of (i) Lender UW NCF and (ii) Total Debt Annual Debt Service Payment.
126	Total Debt UW NOI DSCR (at Cap)	Quotient of (i) Lender UW NOI and (ii) Total Debt Annual Debt Service Payment (at Cap).
127	Total Debt UW NCF DSCR (at Cap)	Quotient of (i) Lender UW NCF and (ii) Total Debt Annual Debt Service Payment (at Cap).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16